OPERATING LEASE	12 Months Ended
Dec. 31, 2024
OPERATING LEASE
OPERATING LEASE

13.OPERATING LEASE

The Group’s operating leases are primarily for offices. The components of lease expenses are as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Operating lease expenses	162,448	182,591	200,017
Short-term lease expenses	1,947	4,424	8,299
Total	164,395	187,015	208,316

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Right-of-use assets, net	282,612	302,856

Operating lease liabilities, current	155,014	180,782
Operating lease liabilities, non-current	125,079	121,345
Total operating lease liabilities	280,093	302,127

	As of December 31,
	2023	2024
Weighted average remaining lease term (in years)	2.05	2.15
Weighted average discount rate	4.77%	4.78%

13.OPERATING LEASE (CONTINUED)

Supplemental cash flow information related to operating leases is as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Cash paid for amounts included in the measurement of operating lease liabilities	154,626	184,101	188,137

Maturities of operating lease liabilities are as follows:

Amount
RMB
(In thousands)
For the year ended December 31,
2025	186,825
2026	82,346
2027	28,622
2028	14,294
2029	6,353
Thereafter	337
Total undiscounted lease payments	318,777
Less: imputed interest	(16,650)
Total operating lease liabilities	302,127